S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jan. 30, 2026 USD ($) $ / shares shares
Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	3,833,333
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	162,470
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 1,624,700
Common Shares One [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	30,000
Common Shares Two [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	40,000
Common Shares Three [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	40,000
Common Shares Four [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	30,000
Common Shares Five [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	30,000
Private Placement Units [Member] | Offering [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 10,000
XFLH Holdings Limited [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	500,000
Working Capital [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10